Interests in Subsidiaries - Summary of Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue	[1]	£ 19,564	£ 14,130	£ 12,536
Profit for the year		37,656	4,839	4,522
– Attributable to non-controlling interests		171	191	232
Total comprehensive income		34,528	6,426	3,936
– Attributable to non-controlling interests		167	246	179
Summary net assets:
Non-current assets for operations		127,088	27,414
Current assets		13,966	12,359
Non-current liabilities		(64,468)	(19,511)
Current liabilities		(15,605)	(11,856)
Total equity		60,981	8,406	5,032	£ 5,814
Net cash generated from operating activities		5,347	4,610	4,720
Net cash generated in investing activities		(18,544)	(640)	(3,991)
Net cash used in financing activities		14,759	(4,229)	(219)
Differences on exchange		(391)	180	(272)
Increase/(decrease) in net cash and cash equivalents in the year		1,171	(79)	238
Net cash and cash equivalents at 1 January		1,651	1,730	1,492
Net cash and cash equivalents at 31 December		2,822	1,651	1,730
Subsidiaries with Material Non-controlling Interests
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue		253	334	422
Profit for the year		89	129	152
– Attributable to non-controlling interests		44	64	76
Total comprehensive income		87	146	136
– Attributable to non-controlling interests		43	73	68
Dividends paid to non-controlling interests		(64)	(59)	(75)
Summary net assets:
Non-current assets for operations		18	31	43
Current assets		101	103	74
Non-current liabilities		(5)	(4)	(8)
Current liabilities		(120)	(94)	(99)
Total equity		(6)	36	10
– Attributable to non-controlling interests		(3)	18	5
Net cash generated from operating activities		67	108	164
Net cash generated in investing activities		14	45	1
Net cash used in financing activities		(86)	(151)	(161)
Differences on exchange		(1)	1
Increase/(decrease) in net cash and cash equivalents in the year		(6)	3	4
Net cash and cash equivalents at 1 January		8	5	1
Net cash and cash equivalents at 31 December		£ 2	£ 8	£ 5

[1]	Revenue is net of duty, excise and other taxes of £37,780 million, £32,136 million and £27,896 million for the years ended 31 December 2017, 2016 and 2015, respectively.